OTHER LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
OTHER LIABILITIES
Long-term portion of finance lease obligations (note 13(A))		$ 1,915
Pension benefit obligations	$ 32,881	33,542
Other	9,738	4,872
Total other liabilities	$ 42,619	$ 40,329
Minimum number of years of service for retirement program	10 years
Age limit to eligible for retirement program (in years)	57 years